U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 24F-2

                     Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                          Please print or type.

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1. Name and address of issuer:  MFS Series  Trust X
                                500 Boylston Street
                                Boston, MA 02116

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2. The name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):

     MFS Government Mortgage Fund
     MFS Emerging Markets Debt Fund
     MFS Small Cap Value Fund
     MFS Strategic Value Fund

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3. Investment Company Act File Number:  811-4492

   Securities Act File Number: 33-1657
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4(a). Last day of fiscal year for which this notice is filed: July 31, 1998
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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). Check box if this is the last time the issuer will be filing this Form.
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5. Calculation of registration fee:

  (i)  Aggregate sale price of securities sold              $          0
       during the fiscal year pursuant to                  ______________
       section 24(f):

 (ii)  Aggregate price of securities redeemed               $283,171,976
       or repurchased during the fiscal year:              ______________

(iii)  Aggregate price of securities redeemed or            $284,709,206
       repurchased during any prior fiscal year            ______________
       ending no earlier than October 11, 1995
       that were not previously used to reduce
       registration fees payable to
       the commission:

(iv)   Total available redemption credits [add Items        $ 567,881,182
       5(ii) and 5(iii)]:                                   ______________

 (v)   Net sales-if  Item 5(i) is greater than Item 5(iv)   $
       [subtract Item 5(iv)from Item5(i)]:                  ______________

(vi)   Redemption credits available for use in future       $(567,881,182)
       years -if Item 5(i) is less than item  5(iv)          _____________
       [substract  Item 5(iv) from Item 5(i)]:

(vii)  Multiplier for determining registration fee          x    0.000295
       (See Instruction C.9):                               _____________

(viii) Registration fee due [multiply item 5(v) by Item     = $        0
       5 (vii)] (enter "0" if no fee is due):                ____________
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6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units ) deducted here: 23,872,654. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 173,345,993.
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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$_________
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8. Total of the amount of the registration fee due plus = any interest due [line
   5(viii) plus line 7]: ___________
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9. Date  the  registration  fee  and  any  interest  payment  was  sent  to  the
   Commission's lockbox depository:
       Method of Delivery -

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                                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)* /s/ JAMES R. BORDEWICK, JR., ASSISTANT SECRETARY
                           ------------------------------------------------

              James R. Bordewick, Jr., Assistant Secretary
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Date:  As of October 26, 1998
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*Please print the name and title of the signing officer below the signature.
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August 23, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


Re: Amended Rule 24f-2 Notice for MFS Series Trust X
          (File Nos.:  811-4492; 33-1657)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of MFS Series Trust X (the "Trust"), is an amended copy of its Form 24f-2 for the fiscal year ending July 31, 1998. Please note that the original Form was filed (and accepted by the SEC) on October 27, 1998.

The purpose of this  amendment is to correct the data contained in Items 5(iii),
(iv) and (vi) of the Form to reflect the proper number of redemption credits available to the Trust for use in future years. Please note that no fee was payable with the original filing, and this amendment does not result in the imposition of any additional fees.

Please contact me collect at 617-954-5827 should you have any questions concerning this Notice.

Very truly yours,

MARK D. KAPLAN

Mark D. Kaplan
Associate Counsel

Enclosures